FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06548

Nuveen Select Tax-Free Income Portfolio

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: March 31

Date of reporting period: June 30, 2017

Item 1. Proxy Voting Record

ICA File Num	Registrant Name	fund name	company name	Ticker	security id	Meeting_Date	Proponent	item desc	mgt rec vote	client vote	Vote cast “for” or “against” Mgmt
811-06548	Nuveen Select Tax-Free Income Portfolio	Nuveen Select Tax-Free Income Portfolio	PUERTO RICO SALES TAX FING CORP SALES TAX REV	NULL	74529JAG0	3/30/2017	Management	By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.	None	For	Against

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Select Tax-Free Income Portfolio

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 29, 2017